UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Item 1. Schedule of Investments:

Putnam RetirementReady Funds
The fund's portfolios
4/30/10 (Unaudited)

2050 Fund	Shares	Value

Absolute Return Funds* 10.3%
Putnam Absolute Return 100 Fund (Class Y)	4,692	$48,986
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	16,386	179,921
Putnam Absolute Return 700 Fund (Class Y)	53,700	613,796

Total Absolute Return Funds (cost $820,282)		$842,703
Asset Allocation Funds* 89.4%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	478,751	6,022,687
Putnam Asset Allocation: Growth Portfolio (Class Y)	110,786	1,320,566

Total Asset Allocation Funds (cost $6,693,774)		$7,343,253
Fixed Income Funds* 0.4%
Putnam Money Market Fund (Class A)	36,783	$36,783

Total Fixed Income Funds (cost $36,783)		$36,783
Total Investments (cost $7,550,839)		$8,222,739

* Percentages indicated are based on net assets of $8,215,825

2045 Fund	Shares	Value

Absolute Return Funds* 10.6%
Putnam Absolute Return 100 Fund (Class Y)	15,631	$163,191
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	32,756	359,656
Putnam Absolute Return 700 Fund (Class Y)	107,348	1,226,985

Total Absolute Return Funds (cost $1,700,150)		$1,749,832
Asset Allocation Funds* 88.8%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	814,741	10,249,442
Putnam Asset Allocation: Growth Portfolio (Class Y)	366,886	4,373,287

Total Asset Allocation Funds (cost $12,901,358)		$14,622,729
Fixed Income Funds* 0.5%
Putnam Money Market Fund (Class A)	74,249	$74,249

Total Fixed Income Funds (cost $74,249)		$74,249
Total Investments (cost $14,675,757)		$16,446,810

* Percentages indicated are based on net assets of $16,460,687

2040 Fund	Shares	Value

Absolute Return Funds* 11.4%
Putnam Absolute Return 100 Fund (Class Y)	42,117	$439,696
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	49,037	538,427
Putnam Absolute Return 700 Fund (Class Y)	160,712	1,836,941

Total Absolute Return Funds (cost $2,739,839)		$2,815,064
Asset Allocation Funds* 88.2%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	879,718	11,066,849
Putnam Asset Allocation: Growth Portfolio (Class Y)	893,955	10,655,950

Total Asset Allocation Funds (cost $18,915,720)		$21,722,799
Fixed Income Funds* 0.5%
Putnam Money Market Fund (Class A)	111,377	$111,377

Total Fixed Income Funds (cost $111,377)		$111,377
Total Investments (cost $21,766,936)		$24,649,240

* Percentages indicated are based on net assets of $24,635,498

2035 Fund	Shares	Value

Absolute Return Funds* 13.3%
Putnam Absolute Return 100 Fund (Class Y)	82,539	$861,704
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	97,498	1,070,528
Putnam Absolute Return 700 Fund (Class Y)	235,837	2,695,616

Total Absolute Return Funds (cost $4,503,002)		$4,627,848
Asset Allocation Funds* 85.7%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	627,488	7,893,794
Putnam Asset Allocation: Growth Portfolio (Class Y)	1,840,665	21,940,726

Total Asset Allocation Funds (cost $24,533,673)		$29,834,520
Fixed Income Funds* 0.9%
Putnam Money Market Fund (Class A)	328,635	$328,635

Total Fixed Income Funds (cost $328,635)		$328,635
Total Investments (cost $29,365,310)		$34,791,003

* Percentages indicated are based on net assets of $34,825,908

2030 Fund	Shares	Value

Absolute Return Funds* 17.9%
Putnam Absolute Return 100 Fund (Class Y)	110,261	$1,151,123
Putnam Absolute Return 300 Fund (Class Y)	38,297	415,524
Putnam Absolute Return 500 Fund (Class Y)	193,271	2,122,116
Putnam Absolute Return 700 Fund (Class Y)	403,918	4,616,781

Total Absolute Return Funds (cost $8,078,763)		$8,305,544
Asset Allocation Funds* 79.7%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	347,825	$3,686,940
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	132,959	1,672,620
Putnam Asset Allocation: Growth Portfolio (Class Y)	2,658,619	31,690,734

Total Asset Allocation Funds (cost $29,843,838)		$37,050,294
Fixed Income Funds* 2.4%
Putnam Money Market Fund (Class A)	1,126,396	$1,126,396

Total Fixed Income Funds (cost $1,126,396)		$1,126,396
Total Investments (cost $39,048,997)		$46,482,234

* Percentages indicated are based on net assets of $46,461,096

2025 Fund	Shares	Value

Absolute Return Funds* 25.6%
Putnam Absolute Return 100 Fund (Class Y)	168,692	$1,761,144
Putnam Absolute Return 300 Fund (Class Y)	172,328	1,869,757
Putnam Absolute Return 500 Fund (Class Y)	274,119	3,009,831
Putnam Absolute Return 700 Fund (Class Y)	586,112	6,699,259

Total Absolute Return Funds (cost $12,968,097)		$13,339,991
Asset Allocation Funds* 71.3%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,668,607	$17,687,232
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	1,635,512	19,495,305

Total Asset Allocation Funds (cost $30,615,605)		$37,182,537
Fixed Income Funds* 3.3%
Putnam Money Market Fund (Class A)	1,730,699	$1,730,699

Total Fixed Income Funds (cost $1,730,699)		$1,730,699
Total Investments (cost $45,314,401)		$52,253,227

* Percentages indicated are based on net assets of $52,135,642

2020 Fund	Shares	Value

Absolute Return Funds* 34.5%
Putnam Absolute Return 100 Fund (Class Y)	216,821	$2,263,612
Putnam Absolute Return 300 Fund (Class Y)	348,656	3,782,915
Putnam Absolute Return 500 Fund (Class Y)	413,116	4,536,013
Putnam Absolute Return 700 Fund (Class Y)	600,150	6,859,709

Total Absolute Return Funds (cost $16,980,248)		$17,442,249
Asset Allocation Funds* 61.3%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	2,506,582	$26,569,773
Putnam Asset Allocation: Conservative Portfolio (Class Y)	168,221	1,525,764
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	247,807	2,953,858

Total Asset Allocation Funds (cost $25,634,087)		$31,049,395
Fixed Income Funds* 4.4%
Putnam Money Market Fund (Class A)	2,230,360	$2,230,360

Total Fixed Income Funds (cost $2,230,360)		$2,230,360
Total Investments (cost $44,844,695)		$50,722,004

* Percentages indicated are based on net assets of $50,614,697

2015 Fund	Shares	Value

Absolute Return Funds* 45.1%
Putnam Absolute Return 100 Fund (Class Y)	321,388	$3,355,289
Putnam Absolute Return 300 Fund (Class Y)	620,160	6,728,741
Putnam Absolute Return 500 Fund (Class Y)	934,333	10,258,980
Putnam Absolute Return 700 Fund (Class Y)	512,547	5,858,407

Total Absolute Return Funds (cost $25,524,793)		$26,201,417
Asset Allocation Funds* 49.4%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,687,079	$17,883,038
Putnam Asset Allocation: Conservative Portfolio (Class Y)	1,192,843	10,819,089
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--

Total Asset Allocation Funds (cost $23,911,127)		$28,702,127
Fixed Income Funds* 5.7%
Putnam Money Market Fund (Class A)	3,311,864	$3,311,864

Total Fixed Income Funds (cost $3,311,864)		$3,311,864
Total Investments (cost $52,747,784)		$58,215,408

* Percentages indicated are based on net assets of $58,158,716

2010 Fund	Shares	Value

Absolute Return Funds* 57.3%
Putnam Absolute Return 100 Fund (Class Y)	150,761	$1,573,947
Putnam Absolute Return 300 Fund (Class Y)	331,532	3,597,122
Putnam Absolute Return 500 Fund (Class Y)	474,719	5,212,416
Putnam Absolute Return 700 Fund (Class Y)	36,246	414,294

Total Absolute Return Funds (cost $10,552,192)		$10,797,779
Asset Allocation Funds* 36.9%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	80,812	$856,609
Putnam Asset Allocation: Conservative Portfolio (Class Y)	672,386	6,098,544
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--

Total Asset Allocation Funds (cost $6,134,951)		$6,955,153
Fixed Income Funds* 5.9%
Putnam Money Market Fund (Class A)	1,112,686	$1,112,686

Total Fixed Income Funds (cost $1,112,686)		$1,112,686
Total Investments (cost $17,799,829)		$18,865,618

* Percentages indicated are based on net assets of $18,856,410

Maturity Fund	Shares	Value

Absolute Return Funds* 59.8%
Putnam Absolute Return 100 Fund (Class Y)	122,331	$1,277,136
Putnam Absolute Return 300 Fund (Class Y)	275,404	2,988,130
Putnam Absolute Return 500 Fund (Class Y)	388,525	4,266,006
Putnam Absolute Return 700 Fund (Class Y)	--	--

Total Absolute Return Funds (cost $8,327,204)		$8,531,272
Asset Allocation Funds* 34.2%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	538,075	4,880,341
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--

Total Asset Allocation Funds (cost $4,582,456)		$4,880,341
Fixed Income Funds* 5.9%
Putnam Money Market Fund (Class A)	841,367	$841,367

Total Fixed Income Funds (cost $841,367)		$841,367
Total Investments (cost $13,751,027)		$14,252,980

* Percentages indicated are based on net assets of $14,262,417

Notes to The fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2009 through April 30, 2010 (the reporting period).

(a) The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes

RetirementReady
2050 Fund	$654,379	$(70,429)	$583,950	$7,638,789
2045 Fund	1,771,031	(98,088)	1,672,943	14,773,867
2040 Fund	2,867,900	(129,621)	2,738,279	21,910,961
2035 Fund	5,266,104	(74,691)	5,191,413	29,599,590
2030 Fund	7,209,928	(27,118)	7,182,810	39,299,424
2025 Fund	6,610,117	(11,131)	6,598,986	45,654,241
2020 Fund	5,582,673	(10,714)	5,571,959	45,150,045
2015 Fund	3,896,694	(2,954)	3,893,740	54,321,668
2010 Fund	1,066,363	(3,004,923)	(1,938,560)	20,804,178
Maturity Fund	502,366	(1,922,955)	(1,420,589)	15,673,569

Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. [cont.]

If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the underlying Putnam Fund to a significant extent. [cont,] Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Transactions with affiliated issuers

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$74,784	$26,607	$189	$48,986

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	271,896	97,558	1,952	179,921

Putnam Absolute Return 700 Fund	919,646	332,585	8,234	613,796

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	3,866,558	3,934,730	382,713	6,022,687

Putnam Asset Allocation: Growth Portfolio	684,319	997,455	55,349	1,320,566

Putnam Income Strategies Fund	-	-	-

Putnam Money Market Fund	39,009	69,111	13	36,783

Totals	$5,856,212	$5,458,046	$448,450	$8,222,739

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$231,515	$70,972	$640	$163,191

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	505,099	156,584	3,962	359,656

Putnam Absolute Return 700 Fund	1,707,318	533,810	16,717	1,226,985

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	5,584,942	6,091,660	656,723	10,249,442

Putnam Asset Allocation: Growth Portfolio	2,309,502	2,654,632	184,819	4,373,287

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	68,983	210,973	33	74,249

Totals	$10,407,359	$9,718,631	$862,894	$16,446,810

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$616,549	$183,922	$1,715	$439,696

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	747,436	225,529	5,903	538,427

Putnam Absolute Return 700 Fund	2,526,559	768,847	24,904	1,836,941

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	6,146,067	6,672,803	704,371	11,066,849

Putnam Asset Allocation: Growth Portfolio	5,342,467	6,016,498	447,345	10,655,950

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	107,830	514,459	157	111,377

Totals	$15,486,908	$14,382,058	$1,184,395	$24,649,240

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$1,160,460	$313,200	$3,490	$861,704

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	1,425,940	386,765	12,187	1,070,528

Putnam Absolute Return 700 Fund	3,554,633	976,381	37,947	2,695,616

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	3,768,712	4,997,075	523,198	7,893,794

Putnam Asset Allocation: Growth Portfolio	8,910,315	11,825,839	959,193	21,940,726

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	305,627	843,138	266	328,635

Totals	$19,125,687	$19,342,398	$1,536,281	$34,791,003

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value
Putnam Absolute Return 100 Fund	$1,493,310	$360,984	$4,505	$1,151,123

Putnam Absolute Return 300 Fund	530,927	128,223	4,185	415,524

Putnam Absolute Return 500 Fund	2,721,257	661,612	23,340	2,122,116

Putnam Absolute Return 700 Fund	5,862,893	1,439,605	62,790	4,616,781

Putnam Asset Allocation: Balanced Portfolio	4,528,737	1,180,503	164,961	3,686,940

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	871,455	2,180,398	107,146	1,672,620

Putnam Asset Allocation: Growth Portfolio	11,228,370	19,562,808	1,339,032	31,690,734

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	737,443	1,142,949	560	1,126,396

Totals	$27,974,392	$26,657,082	$1,706,519	$46,482,234

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$2,286,377	$554,494	$7,091	$1,761,144

Putnam Absolute Return 300 Fund	2,394,508	584,423	19,374	1,869,757

Putnam Absolute Return 500 Fund	3,864,799	946,128	34,061	3,009,831

Putnam Absolute Return 700 Fund	8,515,743	2,104,689	93,753	6,699,259

Putnam Asset Allocation: Balanced Portfolio	10,435,808	6,021,043	824,341	17,687,232

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	6,710,622	23,709,149	846,581	19,495,305

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	894,752	1,852,061	836	1,730,699

Totals	$35,102,609	$35,771,987	$1,826,037	$52,253,227

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$2,987,834	$762,243	$9,327	$2,263,612

Putnam Absolute Return 300 Fund	4,923,301	1,263,781	40,109	3,782,915

Putnam Absolute Return 500 Fund	5,920,281	1,520,512	52,529	4,536,013

Putnam Absolute Return 700 Fund	8,865,908	2,309,675	98,228	6,859,709

Putnam Asset Allocation: Balanced Portfolio	10,468,673	20,116,343	1,281,419	26,569,773

Putnam Asset Allocation: Conservative Portfolio	1,934,973	515,288	66,469	1,525,764

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	1,212,064	9,024,310	130,688	2,953,858

Putnam Income Strategies Fund	-	-	-	-

Putnam Money Market Fund	1,130,932	2,695,278	863	2,230,360

Totals	$37,443,966	$38,207,430	$1,679,632	$50,722,004

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$4,390,103	$1,092,439	$13,832	$3,355,289

Putnam Absolute Return 300 Fund	8,681,990	2,181,634	71,399	6,728,741

Putnam Absolute Return 500 Fund	13,266,072	3,319,935	118,881	10,258,980

Putnam Absolute Return 700 Fund	8,159,237	2,580,018	83,960	5,858,407

Putnam Asset Allocation: Balanced Portfolio	6,031,634	19,581,157	905,474	17,883,038

Putnam Asset Allocation: Conservative Portfolio	5,297,847	12,120,629	536,112	10,819,089

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Income Strategies Fund	68,306	3,500,852	16,402	-

Putnam Money Market Fund	1,539,350	4,999,932	1,328	3,311,864

Totals	$47,434,539	$49,376,596	$1,747,388	$58,215,408

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$2,489,054	$945,576	$7,627	$1,573,947

Putnam Absolute Return 300 Fund	5,611,548	2,151,485	44,870	3,597,122

Putnam Absolute Return 500 Fund	8,156,171	3,124,427	71,014	5,212,416

Putnam Absolute Return 700 Fund	1,098,872	713,831	6,981	414,294

Putnam Asset Allocation: Balanced Portfolio	525,033	3,655,102	57,008	856,609

Putnam Asset Allocation: Conservative Portfolio	3,158,915	4,289,250	334,288	6,098,544

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Income Strategies Fund	248,485	7,793,690	35,923	-

Putnam Money Market Fund	653,305	3,179,027	545	1,112,686

Totals	$21,941,383	$25,852,388	$558,256	$18,865,618

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$1,793,659	$540,075	$5,943	$1,277,136

Putnam Absolute Return 300 Fund	4,139,409	1,260,722	35,775	2,988,130

Putnam Absolute Return 500 Fund	5,922,413	1,800,249	55,784	4,266,006

Putnam Absolute Return 700 Fund	-	-	-	-

Putnam Asset Allocation: Balanced Portfolio	28,711	761,160	-	-

Putnam Asset Allocation: Conservative Portfolio	5,752,119	2,352,126	244,555	4,880,341

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Income Strategies Fund	536,676	12,629,094	58,156	-

Putnam Money Market Fund	378,374	635,669	342	841,367

Totals	$18,551,361	$19,979,095	$400,555	$14,252,980

Market values are shown for those securities affiliated at period end.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2050 Fund	$8,222,739	$-	$-	$8,222,739
Putnam RetirementReady 2045 Fund	16,446,810	-	-	16,446,810
Putnam RetirementReady 2040 Fund	24,649,240	-	-	24,649,240
Putnam RetirementReady 2035 Fund	34,791,003	-	-	34,791,003
Putnam RetirementReady 2030 Fund	46,482,234	-	-	46,482,234
Putnam RetirementReady 2025 Fund	52,253,227	-	-	52,253,227
Putnam RetirementReady 2020 Fund	50,722,004	-	-	50,722,004
Putnam RetirementReady 2015 Fund	58,215,408	-	-	58,215,408
Putnam RetirementReady 2010 Fund	18,865,618	-	-	18,865,618
Putnam RetirementReady Maturity Fund	14,252,980	-	-	14,252,980

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date:June 28, 2010